EMPLOYEES (Details Narrative) - USD ($)				1 Months Ended
	Apr. 03, 2020	Dec. 02, 2016	Mar. 02, 2016	Jan. 27, 2020	Jul. 31, 2019	Jul. 30, 2019	May 23, 2019	Apr. 30, 2019	Apr. 19, 2018	May 16, 2016	Apr. 19, 2016	Oct. 28, 2015	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 16, 2019	Apr. 14, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares issued													850,772,637	786,308,041	763,967,603
Common stock value													$ 8,508	$ 7,863	$ 7,640
Common stock shares outstanding													850,772,637	786,308,041	763,967,603		146,803,392
Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued												30,000,000
Fair market value of share												1.50%
Clark Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock cancelled, value					$ 180,000				$ 1,000,000		$ 1,000,000
Stock issued			40,000,000							50,000,000
Fair market value of share			2.00%							0.36%								0.25%
Number of common stock cancelled					50,000,000				40,000,000		40,000,000
Accrued unissued shares																		80,000,000
Clark [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock cancelled, value								$ 6,500
Stock issued								20,000,000
Fair market value of share								1.40%
Value of stock issued								$ 280,000
Shares forfited					14,860,346
Mr Webb [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair market value of share																5.54%
Common stock, shares issued																5,000,000
Common stock value																$ 277,000
Jazmin Gonzalez And Michelle Motta [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair market value of share							13.10%
Common stock, shares issued							100,000
Common stock value							$ 13,100
Number of common stock cancelled							100,000
Reduction in compensation expense							$ 13,100
Ryan Medico [Member] | Executive Employment Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock cancelled						14,860,346
Increase in additional paid-in capital						$ 149
Robert Clark [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock, shares issued		200,000,000
Defer receipt, shares		80,000,000
Shares reserve for issuance		120,000,000												170,000,000	170,000,000
Common stock shares outstanding														17,100,000	17,100,000
Lori Radcliffe [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued				5,000,000
Fair market value of share				6.37%
Value of stock issued				$ 318,500
Paul O Renick [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock issued	5,000,000
Fair market value of share	3.15%
Value of stock issued	$ 157,500